LEASE OBLIGATIONS (Details 3)	12 Months Ended
Dec. 31, 2020 USD ($)
Operating lease cost
Operating lease cost	$ 124,457
Finance lease cost
Amortization of leased assets	99,662
Interest expense	24,817
Total lease cost	$ 124,479